Label	Element	Value
SP Funds Dow Jones Global Sukuk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SP Funds Dow Jones Global Sukuk ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SP Funds Dow Jones Global Sukuk ETF
(SPSK)

listed on NYSE Arca, Inc.

November 24, 2021

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”)
each dated March 31, 2021, as previously supplemented

On November 23, 2021, the Board of Trustees of Tidal ETF Trust (the “Trust”) approved an amendment to the investment advisory agreement between the Trust, on behalf of the SP Funds Dow Jones Global Sukuk ETF (the “Fund”), and Toroso Investments, LLC (the “Adviser”), the Fund’s investment adviser, pursuant to which the Adviser has agreed to reduce the Fund’s management fee from 0.65% to 0.59%, effective November 30, 2021.
The following disclosures in the Prospectus, Summary Prospectus and SAI are hereby revised and replaced as follows to reflect the Fund’s management fee reduction:
Prospectus and Summary Prospectus
“SP Funds Dow Jones Global Sukuk ETF - Fund Summary – Fees and Expenses of the Fund”

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	ck0001742912_SupplementClosingTextBlock	Please retain this Supplement for future reference.
SP Funds Dow Jones Global Sukuk ETF | SP Funds Dow Jones Global Sukuk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPSK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738